Lease - Right of use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	R 12,351	R 11,685
Additions	1,953	2,844
Modifications and reassessments	689	863
Reclassification to assets	(129)
Translation of foreign operations	10	(241)
Terminations	(154)	(156)
Current year depreciation charge	(2,503)	(2,478)
Net impairment of right of use assets	(383)	(166)
Carrying amount at end of year	11,834	12,351
Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	117	127
Additions	13	11
Modifications and reassessments		(6)
Translation of foreign operations	7	(5)
Terminations	(17)
Current year depreciation charge	(8)	(10)
Net impairment of right of use assets	142
Carrying amount at end of year	254	117
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	5,101	4,712
Additions	868	1,274
Modifications and reassessments	35	(13)
Translation of foreign operations	28	(45)
Terminations	(5)	(99)
Current year depreciation charge	(553)	(627)
Net impairment of right of use assets	(352)	(101)
Carrying amount at end of year	5,122	5,101
Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	7,133	6,845
Additions	1,072	1,559
Modifications and reassessments	654	882
Reclassification to assets	(129)
Translation of foreign operations	(25)	(191)
Terminations	(132)	(57)
Current year depreciation charge	(1,942)	(1,840)
Net impairment of right of use assets	(173)	(65)
Carrying amount at end of year	6,458	7,133
Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year		1
Current year depreciation charge		(1)
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	23,892	21,775
Carrying amount at end of year	24,885	23,892
Cost | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	326	333
Carrying amount at end of year	305	326
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	8,919	8,264
Carrying amount at end of year	9,840	8,919
Cost | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	14,647	13,174
Carrying amount at end of year	14,740	14,647
Cost | Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year		4
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(11,541)	(10,090)
Carrying amount at end of year	(13,051)	(11,541)
Accumulated depreciation and impairment | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(209)	(206)
Carrying amount at end of year	(51)	(209)
Accumulated depreciation and impairment | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(3,818)	(3,552)
Carrying amount at end of year	(4,718)	(3,818)
Accumulated depreciation and impairment | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(7,514)	(6,329)
Carrying amount at end of year	R (8,282)	(7,514)
Accumulated depreciation and impairment | Mineral assets
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year		R (3)